Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (97%)
Angola (USD) (0%
)
200,000 Angolan Government International Bond
144A , 8.00% , 11/26/29 (a) $ 181
Argentina (USD) (0%
)
255,000 Telecom Argentina SA 144A , 9.50% ,
7/18/31 (a) 253
Austria (USD) (0%
)
200,000 Klabin Austria GmbH 144A , 5.75% ,
4/03/29 (a) 199
200,000 Klabin Austria GmbH 144A , 7.00% ,
4/03/49 (a) 204
403
Bahamas (USD) (1%
)
1,050,000 Intercorp Peru Ltd. 144A , 3.88% , 8/15/29 (a) 948
Bermuda (USD) (2%
)
300,000 CBQ Finance Ltd. , 2.00% , 9/15/25 (b) 289
470,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) 441
500,000 Ooredoo International Finance Ltd. 144A ,
5.00% , 10/19/25 (a) 499
360,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A , 4.85% , 10/14/38 (a) 334
200,000 Tengizchevroil Finance Co. International Ltd.
144A , 3.25% , 8/15/30 (a) 167
1,730
Brazil (USD) (2%
)
395,000 Banco do Brasil SA 144A , 4.63% , 1/15/25 (a) 392
200,000 BRF SA 144A , 4.88% , 1/24/30 (a) 183
365,000 BRF SA 144A , 5.75% , 9/21/50 (a) 287
200,000 Natura &Co. Luxembourg Holdings Sarl 144A ,
4.13% , 5/03/28 (a) 182
358,049 Samarco Mineracao SA 144A , 9.00% ,
6/30/31 (a) 332
1,376
Canada (CAD) (0%
)
200,000 Athabasca Oil Corp. 144A , 6.75% , 8/09/29
CAD (a) (c) 146
Canada (USD) (3%
)
670,000 Aris Mining Corp. 144A , 6.88% , 8/09/26 (a) (d) 650
200,000 Canacol Energy Ltd. 144A , 5.75% , 11/24/28 (a) 99
1,360,000 First Quantum Minerals Ltd. 144A , 8.63% ,
6/01/31 (a) 1,355
200,000 Frontera Energy Corp. 144A , 7.88% ,
6/21/28 (a) (d) 162
200,000 Saturn Oil & Gas Inc. 144A , 9.63% ,
6/15/29 (a) 206
400,000 TransCanada PipeLines Ltd. , 6.20% , 3/09/26 400
2,872
Cayman Islands (USD) (9%
)
200,000 Alibaba Group Holding Ltd. , 3.40% , 12/06/27 192
350,636 Bioceanico Sovereign Certificate Ltd. 144A ,
2.81% , 6/05/34 (a) (e) 269
415,000 C&W Senior Finance Ltd. 144A , 6.88% ,
9/15/27 (a) 405
615,000 Cosan Overseas Ltd. , 8.25% (b) (f) 627
600,000 Country Garden Holdings Co. Ltd. , 3.30% ,
1/12/31 (b) (g) 50
200,000 Country Garden Holdings Co. Ltd. , 5.13% ,
1/14/27 (b) (g) 17
Principal
or Shares Security Description
Value
(000)
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 7.75% ,
2/07/26 (b) $ 202
200,000 DP World Crescent Ltd. 144A , 4.85% ,
9/26/28 (a) 199
500,000 Energuate Trust 144A , 5.88% , 5/03/27 (a) 487
200,000 Gran Tierra Energy International Holdings Ltd.
144A , 6.25% , 2/15/25 (a) 193
200,000 Kaisa Group Holdings Ltd. , 11.50% ,
1/30/23 (b) (g) 8
450,000 Liberty Costa Rica Senior Secured Finance
144A , 10.88% , 1/15/31 (a) 473
206,515 Lima Metro Line 2 Finance Ltd. 144A , 5.88% ,
7/05/34 (a) 206
600,000 MAF Global Securities Ltd. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.893% ) , 7.88% (b) (f) (h) 616
200,000 Melco Resorts Finance Ltd. 144A , 4.88% ,
6/06/25 (a) 197
200,000 Melco Resorts Finance Ltd. 144A , 5.38% ,
12/04/29 (a) 181
220,000 Melco Resorts Finance Ltd. 144A , 5.75% ,
7/21/28 (a) 207
200,000 Melco Resorts Finance Ltd. 144A , 7.63% ,
4/17/32 (a) 199
200,000 MGM China Holdings Ltd. 144A , 7.13% ,
6/26/31 (a) 203
360,000 QNB Finance Ltd. , 2.63% , 5/12/25 (b) 352
250,000 QNB Finance Ltd. , 2.75% , 2/12/27 (b) 237
390,000 SA Global Sukuk Ltd. 144A , 1.60% ,
6/17/26 (a) (d) 367
400,000 Sable International Finance Ltd. 144A , 5.75% ,
9/07/27 (a) 391
255,000 Sands China Ltd. , 3.80% , 1/08/26 248
215,000 Shimao Group Holdings Ltd. , 5.60% ,
7/15/26 (b) (g) 12
215,000 Vale Overseas Ltd. , 6.40% , 6/28/54 215
325,000 Weibo Corp. , 3.38% , 7/08/30 (d) 289
280,000 Wynn Macau Ltd. 144A , 4.88% , 10/01/24 (a) 279
7,321
Chile (USD) (4%
)
405,000 AES Andes SA 144A , 6.30% , 3/15/29 (a) 412
769,529 Alfa Desarrollo SpA 144A , 4.55% , 9/27/51 (a) 582
240,000 Banco de Credito e Inversiones SA 144A , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944% ) , 8.75% (a) (f) (h) 253
350,000 Celulosa Arauco y Constitucion SA , 4.50% ,
8/01/24 350
653,586 Chile Electricity PEC SpA 144A , 3.13% ,
1/25/28 (a) (e) 526
200,000 Engie Energia Chile SA 144A , 6.38% ,
4/17/34 (a) 205
200,000 Inversiones CMPC SA 144A , 4.75% ,
9/15/24 (a) 200
280,000 Sociedad de Transmision Austral SA 144A ,
4.00% , 1/27/32 (a) 251
600,000 Sociedad Quimica y Minera de Chile SA 144A ,
6.50% , 11/07/33 (a) 628
200,000 VTR Comunicaciones SpA 144A , 4.38% ,
4/15/29 (a) 172
3,579

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Colombia (USD) (5%
)
400,000 Bancolombia SA , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.944% ) , 4.63% , 12/18/29 (h) $ 397
200,000 Bancolombia SA , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.320% ) , 8.63% , 12/24/34 (h) 207
835,000 Colombia Telecomunicaciones SA ESP 144A ,
4.95% , 7/17/30 (a) 715
290,000 Ecopetrol SA , 5.38% , 6/26/26 287
360,000 Ecopetrol SA , 8.38% , 1/19/36 358
170,000 Ecopetrol SA , 8.63% , 1/19/29 180
200,000 Ecopetrol SA , 8.88% , 1/13/33 209
800,000 Grupo Energia Bogota SA ESP 144A , 7.85% ,
11/09/33 (a) (d) 896
420,000 Oleoducto Central SA 144A , 4.00% ,
7/14/27 (a) 393
400,000 Transportadora de Gas Internacional SA ESP
144A , 5.55% , 11/01/28 (a) 395
4,037
France (USD) (1%
)
425,000 Altice France SA 144A , 5.13% , 7/15/29 (a) 298
200,000 Societe Generale SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.153% ) , 8.50% (a) (f) (h) 196
494
Hong Kong (USD) (0%
)
200,000 Lenovo Group Ltd. 144A , 6.54% , 7/27/32 (a) 215
India (USD) (4%
)
345,000 Adani Renewable Energy RJ Ltd./Kodangal
Solar Parks Pvt. Ltd./Wardha Solar Maharash
144A , 4.63% , 10/15/39 (a) 286
200,000 Bharti Airtel Ltd. 144A , 4.38% , 6/10/25 (a) 199
210,000 Continuum Green Energy India Pvt./Co.-Issuers
144A , 7.50% , 6/26/33 (a) 212
200,000 ICICI Bank Ltd. 144A , 4.00% , 3/18/26 (a) 197
455,000 Muthoot Finance Ltd. 144A , 7.13% ,
2/14/28 (a) 464
260,000 Power Finance Corp. Ltd. , 4.50% , 6/18/29 (b) 252
250,000 Reliance Industries Ltd. 144A , 3.63% ,
1/12/52 (a) 182
220,000 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A , 7.80% , 7/31/31 (a) 223
210,000 Sammaan Capital Ltd. 144A , 9.70% ,
7/03/27 (a) 210
200,000 Shriram Finance Ltd. 144A , 4.15% , 7/18/25 (a) 196
480,000 Shriram Finance Ltd. 144A , 6.63% , 4/22/27 (a) 483
425,000 Summit Digitel Infrastructure Ltd. 144A ,
2.88% , 8/12/31 (a) 361
3,265
Indonesia (USD) (1%
)
200,000 Cikarang Listrindo Tbk PT 144A , 4.95% ,
9/14/26 (a) 196
435,000 Indofood CBP Sukses Makmur Tbk PT , 3.40% ,
6/09/31 (b) 385
200,000 Sorik Marapi Geothermal Power PT 144A ,
7.75% , 8/05/31 (a) 201
782
Principal
or Shares Security Description
Value
(000)
Isle of Man (USD) (1%
)
485,000 AngloGold Ashanti Holdings PLC , 6.50% ,
4/15/40 $ 494
Israel (USD) (1%
)
295,000 Energean Israel Finance Ltd. 144A , 4.88% ,
3/30/26 (a) (b) 280
260,000 Leviathan Bond Ltd. 144A , 6.75% ,
6/30/30 (a) (b) 234
514
Japan (USD) (0%
)
200,000 Rakuten Group Inc. 144A , 9.75% , 4/15/29 (a) 212
Kazakhstan (USD) (0%
)
200,000 KazMunayGas National Co. JSC 144A , 5.38% ,
4/24/30 (a) 196
Luxembourg (USD) (7%
)
220,000 Ambipar Lux Sarl 144A , 9.88% , 2/06/31 (a) 216
200,000 ARD Finance SA 144A , 6.50% , 6/30/27 (a) 51
160,000 Consolidated Energy Finance SA 144A ,
12.00% , 2/15/31 (a) 158
200,000 CSN Resources SA 144A , 5.88% , 4/08/32 (a) 167
200,000 CSN Resources SA 144A , 8.88% , 12/05/30 (a) 202
200,000 EIG Pearl Holdings Sarl , 4.39% , 11/30/46 (b) 158
371,407 Gol Finance SA 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 10.500% ) ,
15.84% , 1/29/25 (a) (h) 400
200,000 Greensaif Pipelines Bidco Sarl 144A , 5.85% ,
2/23/36 (a) 201
459,623 Guara Norte Sarl 144A , 5.20% , 6/15/34 (a) 428
607,000 JBS USA Holding Lux Sarl/JBS USA Food Co./
JBS Lux Co. Sarl , 5.75% , 4/01/33 610
187,159 MC Brazil Downstream Trading Sarl 144A ,
7.25% , 6/30/31 (a) 173
290,000 MHP Lux SA 144A , 6.95% , 4/03/26 (a) 241
245,000 Millicom International Cellular SA 144A ,
4.50% , 4/27/31 (a) 215
585,000 Millicom International Cellular SA 144A ,
6.63% , 10/15/26 (a) 588
510,000 Minerva Luxembourg SA 144A , 4.38% ,
3/18/31 (a) 429
755,000 Minerva Luxembourg SA 144A , 8.88% ,
9/13/33 (a) 797
400,000 Movida Europe SA 144A , 7.85% , 4/11/29 (a) (d) 376
285,000 Raizen Fuels Finance SA 144A , 6.45% ,
3/05/34 (a) 295
648,742 Tierra Mojada Luxembourg II Sarl 144A ,
5.75% , 12/01/40 (a) 597
200,000 Unigel Luxembourg SA , 8.75% ,
10/01/26 (b) (g) 49
6,351
Malaysia (USD) (0%
)
200,000 GENM Capital Labuan Ltd. 144A , 3.88% ,
4/19/31 (a) 178
Mauritius (USD) (1%
)
173,500 Greenko Power II Ltd. 144A , 4.30% ,
12/13/28 (a) 162
300,000 Greenko Solar Mauritius Ltd. 144A , 5.95% ,
7/29/26 (a) (d) 299
302,638 India Cleantech Energy 144A , 4.70% ,
8/10/26 (a) 291
752

Principal
or Shares Security Description
Value
(000)
Mexico (USD) (9%
)
200,000 Banco Mercantil del Norte SA 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643% ) , 5.88% (a) (d) (f) (h) $ 192
200,000 Banco Mercantil del Norte SA 144A , ( 10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.034% ) , 6.63% (a) (f) (h) 182
200,000 Banco Mercantil del Norte SA 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.967% ) , 6.75% (a) (f) (h) 199
200,000 Banco Mercantil del Norte SA 144A , ( 10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.353% ) , 7.63% (a) (f) (h) 200
800,000 Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
144A , ( 5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.995% ) , 7.53% ,
10/01/28 (a) (h) 838
215,000 BBVA Bancomer SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.000% ) , 5.35% , 11/12/29 (a) (h) 213
800,000 BBVA Bancomer SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.661% ) , 8.45% , 6/29/38 (a) (h) 845
830,000 Becle SAB de CV 144A , 2.50% , 10/14/31 (a) 665
410,000 Braskem Idesa SAPI 144A , 6.99% , 2/20/32 (a) 311
200,000 Braskem Idesa SAPI 144A , 7.45% , 11/15/29 (a) 161
260,000 Cemex SAB de CV 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534% ) , 5.13% (a) (f) (h) 254
200,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A , 4.96% ,
7/18/29 (a) 190
245,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A , 4.38% , 7/22/31 (a) 198
200,000 Coca-Cola Femsa SAB de CV , 2.75% , 1/22/30 182
420,000 Corp. Inmobiliaria Vesta SAB de CV 144A ,
3.63% , 5/13/31 (a) 358
200,000 El Puerto de Liverpool SAB de CV 144A ,
3.95% , 10/02/24 (a) 199
382,188 Fermaca Enterprises S de RL de CV 144A ,
6.38% , 3/30/38 (a) 377
200,000 Gruma SAB de CV 144A , 4.88% , 12/01/24 (a) 199
169,355 Mexico Generadora de Energia S de rl 144A ,
5.50% , 12/06/32 (a) 168
440,000 Orbia Advance Corp. SAB de CV 144A , 1.88% ,
5/11/26 (a) 414
415,000 Petroleos Mexicanos , 4.50% , 1/23/26 397
350,000 Petroleos Mexicanos , 6.49% , 1/23/27 338
220,000 Petroleos Mexicanos , 6.63% , 6/15/38 156
70,000 Petroleos Mexicanos , 6.75% , 9/21/47 47
675,000 Sitios Latinoamerica SAB de CV 144A , 5.38% ,
4/04/32 (a) 639
7,922
Netherlands (USD) (5%
)
680,000 Braskem Netherlands Finance BV 144A ,
7.25% , 2/13/33 (a) (d) 655
400,000 Braskem Netherlands Finance BV 144A ,
8.50% , 1/12/31 (a) 414
300,000 Embraer Netherlands Finance BV 144A ,
7.00% , 7/28/30 (a) 317
Principal
or Shares Security Description
Value
(000)
200,000 IHS Netherlands Holdco BV 144A , 8.00% ,
9/18/27 (a) $ 195
205,000 MEGlobal BV 144A , 2.63% , 4/28/28 (a) 186
435,000 Minejesa Capital BV 144A , 5.63% , 8/10/37 (a) 404
200,000 Prosus NV 144A , 3.06% , 7/13/31 (a) 168
200,000 Prosus NV , 3.06% , 7/13/31 (b) 168
515,000 Prosus NV 144A , 3.83% , 2/08/51 (a) 341
415,000 Prosus NV 144A , 4.03% , 8/03/50 (a) 286
500,000 Prosus NV 144A , 4.99% , 1/19/52 (a) 395
295,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.75% , 3/01/28 303
260,000 Teva Pharmaceutical Finance Netherlands III
BV , 8.13% , 9/15/31 292
405,000 Yinson Boronia Production BV 144A , 8.95% ,
7/31/42 (a) 412
4,536
Nigeria (USD) (0%
)
200,000 SEPLAT Energy PLC , 7.75% , 4/01/26 (b) 198
200,000 SEPLAT Energy PLC 144A , 7.75% , 4/01/26 (a) 198
396
Panama (USD) (2%
)
521,171 AES Panama Generation Holdings SRL 144A ,
4.38% , 5/31/30 (a) 461
330,000 Empresa de Transmision Electrica SA 144A ,
5.13% , 5/02/49 (a) 246
200,000 Panama Government International Bond ,
7.88% , 3/01/57 214
200,000 Panama Government International Bond ,
8.00% , 3/01/38 216
258,531 UEP Penonome II SA 144A , 6.50% ,
10/01/38 (a) 219
1,356
Peru (USD) (3%
)
200,000 Banco BBVA Peru SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.002% ) , 6.20% , 6/07/34 (a) (d) (h) 202
355,000 Banco de Credito del Peru S.A. 144A , 2.70% ,
1/11/25 (a) 350
415,000 Banco de Credito del Peru S.A. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.000% ) , 3.13% , 7/01/30 (a) (h) 403
200,000 Consorcio Transmantaro SA 144A , 4.70% ,
4/16/34 (a) 190
351,560 Hunt Oil Co. of Peru LLC Sucursal Del Peru
144A , 6.38% , 6/01/28 (a) 352
420,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A , 6.24% , 7/03/36 (a) (d) 430
200,000 SAN Miguel Industrias Pet SA/NG PET R&P
Latin America SA 144A , 3.50% , 8/02/28 (a) 178
2,105
Saudi Arabia (USD) (1%
)
420,000 Saudi Arabian Oil Co. 144A , 5.88% ,
7/17/64 (a) 412
Singapore (USD) (1%
)
400,000 Continuum Energy Aura Pte Ltd. 144A ,
9.50% , 2/24/27 (a) 413
250,000 Medco Maple Tree Pte Ltd. 144A , 8.96% ,
4/27/29 (a) 264
677

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
South Korea (USD) (2%
)
420,000 Kia Corp. 144A , 3.25% , 4/21/26 (a) $ 409
200,000 Kookmin Bank 144A , 2.50% , 11/04/30 (a) 171
400,000 LG Electronics Inc. 144A , 5.63% , 4/24/27 (a) 405
200,000 SK Hynix Inc. 144A , 6.50% , 1/17/33 (a) 216
200,000 Woori Bank 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.277% ) , 6.38% (a) (f) (h) 200
1,401
Spain (USD) (2%
)
860,000 AI Candelaria Spain SA 144A , 5.75% ,
6/15/33 (a) 702
191,666 AI Candelaria Spain SA 144A , 7.50% ,
12/15/28 (a) 190
200,000 Banco Bilbao Vizcaya Argentaria SA , ( 5
yr. Swap Semi 30/360 USD + 3.870% ) ,
6.13% (f) (h) 189
340,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A , 5.38% , 12/30/30 (a) 284
1,365
Sri Lanka (USD) (0%
)
250,000 Sri Lanka Government International Bond
144A , 6.85% , 11/03/25 (a) 143
Supranational (USD) (1%
)
195,146 Borr IHC Ltd./Borr Finance LLC 144A ,
10.38% , 11/15/30 (a) 206
400,883 Digicel Intermediate Holdings Ltd./Digicel
International Finance Ltd./Difl U.S. , 12.00% ,
5/25/27 398
200,000 Promigas SA ESP/Gases del Pacifico SAC 144A ,
3.75% , 10/16/29 (a) 183
787
Turkey (USD) (3%
)
200,000 Akbank TAS 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.270% ) , 9.37% (a) (f) (h) 200
210,000 Eregli Demir ve Celik Fabrikalari TAS 144A ,
8.38% , 7/23/29 (a) 212
300,000 Limak Cimento Sanayi ve Ticaret AS 144A ,
9.75% , 7/25/29 (a) 302
592,897 Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS 144A , 9.50% , 7/10/36 (a) 551
200,000 Turkiye Garanti Bankasi AS 144A , ( 5 yr.
Swap Semi 30/360 USD + 4.220% ) , 7.18% ,
5/24/27 (a) (h) 199
200,000 Turkiye Garanti Bankasi AS 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.090% ) , 8.38% , 2/28/34 (a) (h) 201
210,000 Turkiye Sinai Kalkinma Bankasi AS 144A ,
( 5 yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 5.454% ) , 9.75% (a) (f) (h) 211
205,000 Turkiye Vakiflar Bankasi TAO 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.493% ) , 10.12% (a) (f) (h) 211
200,000 Vestel Elektronik Sanayi ve Ticaret AS 144A ,
9.75% , 5/15/29 (a) 200
245,000 Yapi ve Kredi Bankasi AS 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499% ) , 9.74% (a) (f) (h) 247
2,534
Principal
or Shares Security Description
Value
(000)
Ukraine (USD) (0%
)
215,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/28 (a) $ 69
United Arab Emirates (USD) (2%
)
850,133 Acwa Power Management And Investments
One Ltd. 144A , 5.95% , 12/15/39 (a) 822
200,000 DP World Ltd. 144A , 5.63% , 9/25/48 (a) 193
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A , 4.45% , 8/01/35 (a) 261
315,000 MDGH GMTN RSC Ltd. 144A , 4.50% ,
11/07/28 (a) 311
200,000 MDGH GMTN RSC Ltd. 144A , 5.08% ,
5/22/53 (a) 192
292,612 Sweihan PV Power Co. PJSC 144A , 3.63% ,
1/31/49 (a) (d) 237
2,016
United Kingdom (NGN) (0%
)
300,000,000 HSBC Bank PLC 144A , 21.67% , 3/10/25
NGN (a) (c) (e) 160
United Kingdom (USD) (3%
)
315,000 Anglo American Capital PLC 144A , 4.75% ,
4/10/27 (a) 313
200,000 Anglo American Capital PLC 144A , 5.50% ,
5/02/33 (a) 201
200,000 Antofagasta PLC 144A , 6.25% , 5/02/34 (a) 208
200,000 MARB BondCo PLC 144A , 3.95% , 1/29/31 (a) 166
200,000 Sisecam UK PLC 144A , 8.63% , 5/02/32 (a) 204
200,000 Standard Chartered PLC , ( 3 mo. LIBOR USD +
1.209% ) , 2.82% , 1/30/26 (b) (h) 197
235,000 Trident Energy Finance PLC 144A , 12.50% ,
11/30/29 (a) 245
220,000 Tullow Oil PLC 144A , 10.25% , 5/15/26 (a) 213
189,000 Vedanta Resources Finance II PLC 144A ,
13.88% , 12/09/28 (a) 189
485,000 WE Soda Investments Holding PLC 144A ,
9.38% , 2/14/31 (a) 501
200,000 WE Soda Investments Holding PLC 144A ,
9.50% , 10/06/28 (a) 206
2,643
United States (EGP) (1%
)
9,200,000 Citigroup Global Markets Holdings Inc. 144A ,
25.20% , 3/20/25 EGP (a) (c) (e) 163
14,200,000 Citigroup Global Markets Holdings Inc. 144A ,
26.33% , 3/20/25 EGP (a) (c) (e) 252
415
United States (NGN) (0%
)
424,000,000 Citigroup Global Markets Holdings Inc. 144A ,
22.84% , 3/10/25 NGN (a) (c) (e) 226
United States (USD) (19%
)
200,000 Acrisure LLC/Acrisure Finance Inc. 144A ,
7.50% , 11/06/30 (a) 203
200,000 Amentum Escrow Corp. 144A , 7.25% ,
8/01/32 (a) 204
200,000 American Tower Corp. , 3.38% , 10/15/26 193
198,485 Asurion LLC Term Loan B10 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.000% ) ,
9.44% , 8/19/28 (i) 197
400,000 Azul Secured Finance LLP 144A , 11.93% ,
8/28/28 (a) (d) 385

Principal
or Shares Security Description
Value
(000)
139,649 Bangl LLC Term Loan B 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 3.500% ) ,
9.83% , 2/01/29 (i) $ 141
532,180 BBFI Liquidating Trust 144A , 1.37% ,
12/30/99 (a) (e) 190
400,000 Bimbo Bakeries USA Inc. 144A , 4.00% ,
5/17/51 (a) 312
200,000 Brightline East LLC 144A , 11.00% ,
1/31/30 (a) (d) 182
90,000 Comstock Resources Inc. 144A , 6.75% ,
3/01/29 (a) 87
200,000 Cornerstone Building Brands Inc. 144A ,
9.50% , 8/15/29 (a) 200
100,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 2.36% , 4/15/49 (a) 92
200,000 Energy Transfer LP G , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
5.306% ) , 7.13% (f) (h) 200
200,000 Enova International Inc. 144A , 9.13% ,
8/01/29 (a) 203
198,135 Evergreen AcqCo 1 LP Term Loan 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
5.750% ) , 9.09% , 4/26/28 (i) 199
200,000 FirstEnergy Pennsylvania Electric Co. 144A ,
5.20% , 4/01/28 (a) 203
300,000 Ford Motor Credit Co. LLC , 6.95% , 6/10/26 308
300,000 Franklin BSP Capital Corp. 144A , 7.20% ,
6/15/29 (a) 305
250,000 Freedom Mortgage Holdings LLC 144A ,
9.13% , 5/15/31 (a) 246
600,000 Gran Tierra Energy Inc. 144A , 9.50% ,
10/15/29 (a) 570
250,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A ,
6.88% , 5/15/34 (a) 249
750,000 Hotwire Funding LLC 2024-1A 144A , 9.19% ,
6/20/54 (a) 775
450,000 Hyundai Capital America 144A , 1.30% ,
1/08/26 (a) 427
340,000 Hyundai Capital America 144A , 5.50% ,
3/30/26 (a) 342
350,000 Hyundai Capital America 144A , 5.65% ,
6/26/26 (a) 354
200,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 9.00% ,
2/15/29 (a) 205
205,000 Kosmos Energy Ltd. 144A , 7.50% , 3/01/28 (a) 198
200,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (a) 197
200,000 Kraton Corp. 144A , 5.00% , 7/15/27 (a) 201
209,475 MIC Glen LLC Term Loan B2 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
9.71% , 7/21/28 (i) 211
200,000 National Rural Utilities Cooperative Finance
Corp. , ( 5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 3.533% ) , 7.13% ,
9/15/53 (h) 209
200,000 NBM U.S. Holdings Inc. 144A , 7.00% ,
5/14/26 (a) 201
100,000 NextEra Energy Capital Holdings Inc. , 6.05% ,
3/01/25 100
300,000 Permian Resources Operating LLC 144A ,
6.25% , 2/01/33 (a) 303
100,000 PRA Group Inc. 144A , 8.88% , 1/31/30 (a) 102
Principal
or Shares Security Description
Value
(000)
200,000 Resorts World Las Vegas LLC/RWLV Capital
Inc. 144A , 8.45% , 7/27/30 (a) $ 213
200,000 RR Donnelley & Sons Co. 144A , 9.50% ,
8/01/29 (a) 201
118,067 Santander Bank Auto Credit-Linked Notes
2023-A 144A , 10.07% , 6/15/33 (a) 120
750,000 Santander Bank Auto Credit-Linked Notes
2023-B 144A , 12.24% , 12/15/33 (a) 768
422,850 Santander Drive Auto Receivables Trust 2023-
S1 144A , 10.40% , 4/18/28 (a) 425
400,000 Sasol Financing USA LLC , 4.38% , 9/18/26 (d) 383
640,000 Sasol Financing USA LLC 144A , 8.75% ,
5/03/29 (a) 664
200,000 Service Properties Trust , 8.88% , 6/15/32 191
690,000 SierraCol Energy Andina LLC 144A , 6.00% ,
6/15/28 (a) 621
345,000 Southern Copper Corp. , 3.88% , 4/23/25 341
200,000 Staples Inc. 144A , 10.75% , 9/01/29 (a) 194
600,000 Star Holding LLC 144A , 8.75% , 8/01/31 (a) 592
498,750 Tacala Investment Corp. Term Loan 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
3.000% ) , 9.34% , 1/31/31 (i) 502
770,000 Terraform Global Operating LP 144A , 6.13% ,
3/01/26 (a) 769
200,000 TerraForm Power Operating LLC 144A , 5.00% ,
1/31/28 (a) 193
100,000 Truist Insurance Holdings LLC Term Loan 2L ,
( 3 mo. Term Secured Overnight Financing Rate
+ 4.750% ) , 10.09% , 5/06/32 (i) 103
99,750 United Natural Foods Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.750% ) , 10.09% , 4/25/31 (i) 101
180,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC MAY 144A , 10.50% , 2/15/28 (a) 182
200,000 Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC 144A , 10.50% , 2/15/28 (a) 202
115,000 Verde Purchaser LLC 144A , 10.50% ,
11/30/30 (a) 122
190,000 WaterBridge Midstream Operating LLC Term
Loan B 1L , ( 3 mo. Term Secured Overnight
Financing Rate + 4.750% ) , 10.09% , 6/21/29 (i) 189
15,770
Uzbekistan (USD) (0%
)
210,000 Uzbek Industrial and Construction Bank ATB
144A , 8.95% , 7/24/29 (a) 207
Venezuela (USD) (0%
)
1,100,000 Petroleos de Venezuela SA , 6.00% ,
11/15/26 (b) (g) (j) 126
Virgin Islands (British) (USD) (1%
)
630,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A , 5.25% ,
4/27/29 (a) 605
320,000 Studio City Finance Ltd. 144A , 5.00% ,
1/15/29 (a) 286
891
Total Bonds
(Cost - $82,643) 82,456
Investment Company (8%)
6,443,214 Payden Cash Reserves Money Market Fund *
(Cost - $ 6,443 ) 6,443

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $43) $ 42
Total Investments, Before Written Swaptions
(Cost - $89,129) (105%)
88,941
Written Swaptions  (0%)
Total Written Swaptions (Cost - $(13)) (14)
Total Investments (Cost - $89,116)  (105%)
88,927
Liabilities in excess of Other Assets ( - 5% )
(3,888)
Net Assets (100%)
$ 85,039
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $3,793 and the total market value of the collateral held by the Fund is $3,942. Amounts in 000s.
(e) Yield to maturity at time of purchase.
(f) Perpetual security with no stated maturity date.
(g) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(i) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(j) Non-income producing
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 200
USD  144 State Street Bank & Trust Co. 08/09/2024 $ –
HUF 78,600
USD  214 BNP PARIBAS 09/17/2024 2
MYR 821
USD  176 Barclays Bank PLC 09/13/2024 3
THB 36,570
USD  1,004 Barclays Bank PLC 08/19/2024 24
USD 1,030
THB  36,570 Barclays Bank PLC 08/19/2024 2
USD 13
ZAR  230 BNP PARIBAS 10/17/2024 –
USD 809
MXN  13,830 HSBC Bank USA, N.A. 08/09/2024 68
USD 928
BRL  5,098 HSBC Bank USA, N.A. 09/12/2024 31
USD 213
CZK  4,870 HSBC Bank USA, N.A. 09/16/2024 5
135
Liabilities:
BRL 5,098 USD  931 HSBC Bank USA, N.A. 09/12/2024 (34)
CZK 4,870 USD  208 HSBC Bank USA, N.A. 09/16/2024 (1)
IDR 13,966,000 USD  860 HSBC Bank USA, N.A. 10/17/2024 (3)
MXN 5,910 USD  330 HSBC Bank USA, N.A. 08/09/2024 (13)
USD 646 PHP  37,820 Barclays Bank PLC 08/19/2024 (2)
USD 175 MYR  821 Barclays Bank PLC 09/13/2024 (4)
USD 145 CAD  200 State Street Bank & Trust Co. 09/26/2024 –
(57)
Net Unrealized Appreciation (Depreciation)
$78
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 23 Sep-24 $ 4,723 $ 34 $ 34
U.S. Ultra Bond Future 7 Sep-24 896 29 29
a a
63

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Short Contracts:
U.S. 10-Year Ultra Future 4 Sep-24 $ (462) $ (6) $ (6)
U.S. Treasury 10-Year Note Future 22 Sep-24 (2,460) (62) (62)
a a
(68)
Total Futures
$(5)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
2-Year Interest Rate Swap, Receive Fixed 10.440% Monthly,
Pay Variable 11.245% (MXIBTIIE) 28 days 04/28/2026 MXN 23,000 $4 $– $4